Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents (including restricted cash)	$ 236	$ 172
Short-term investments	0	7
Accounts receivable, net	450	591
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	218	290
Raw materials and supplies	90	110
Other current assets	53	73
Total current assets	1,047	1,243
Investment in unconsolidated entities	36	48
Deferred income taxes	13	18
Other assets, net	48	53
Intercompany loans receivable	0	0
Property, Plant and Equipment, Net	1,051	1,055
Goodwill	122	119	$ 112
Other intangible assets, net	65	81
Total assets	2,382	2,617
Current liabilities
Accounts and drafts payable	386	426
Intercompany accounts payable	0	0
Debt payable within one year	80	99
Intercompany loans payable within one year	0	0
Interest payable	82	82
Income taxes payable	15	12
Accrued payroll and incentive compensation	78	67
Other current liabilities	123	135
Total current liabilities	764	821
Long-term debt	3,698	3,678
Intercompany loans payable	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	224	278
Long-term deferred income taxes	12	19
Other long-term liabilities	161	171
Total liabilities	4,859	4,967
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,476)	(2,348)
Noncontrolling interest	(1)	(2)
Total deficit	(2,477)	(2,350)	$ (2,073)	$ (1,283)
Total liabilities and deficit	2,382	2,617
Momentive Specialty Chemicals Inc. [Member]
Current assets
Cash and cash equivalents (including restricted cash)	62	23
Short-term investments		0
Accounts receivable, net	115	174
Intercompany accounts receivable	132	118
Intercompany loans receivable - current portion	0	265
Finished and in-process goods	97	117
Raw materials and supplies	34	46
Other current assets	29	36
Total current assets	469	779
Investment in unconsolidated entities	117	234
Deferred income taxes	0	0
Other assets, net	21	19
Intercompany loans receivable	1,269	1,046
Property, Plant and Equipment, Net	559	534
Goodwill	65	65
Other intangible assets, net	49	56
Total assets	2,549	2,733
Current liabilities
Accounts and drafts payable	148	142
Intercompany accounts payable	154	138
Debt payable within one year	6	26
Intercompany loans payable within one year	174	43
Interest payable	80	81
Income taxes payable	7	6
Accrued payroll and incentive compensation	43	34
Other current liabilities	73	69
Total current liabilities	685	539
Long-term debt	3,656	3,617
Intercompany loans payable	93	36
Accumulated losses of unconsolidated subsidiaries in excess of investment	429	705
Long-term pension and post employment benefit obligations	45	59
Long-term deferred income taxes	6	8
Other long-term liabilities	111	117
Total liabilities	5,025	5,081
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,476)	(2,348)
Noncontrolling interest	0	0
Total deficit	(2,476)	(2,348)
Total liabilities and deficit	2,549	2,733
Combined Subsidiary Guarantors [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments		0
Accounts receivable, net	1	0
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	1	0
Investment in unconsolidated entities	28	34
Deferred income taxes	0	0
Other assets, net	6	6
Intercompany loans receivable	6	28
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	41	68
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	0	0
Debt payable within one year	0	0
Intercompany loans payable within one year	0	0
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Intercompany loans payable	6	6
Accumulated losses of unconsolidated subsidiaries in excess of investment	130	249
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	136	255
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(95)	(187)
Noncontrolling interest	0	0
Total deficit	(95)	(187)
Total liabilities and deficit	41	68
Combined Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents (including restricted cash)	174	149
Short-term investments		7
Accounts receivable, net	334	417
Intercompany accounts receivable	154	138
Intercompany loans receivable - current portion	174	43
Finished and in-process goods	121	173
Raw materials and supplies	56	64
Other current assets	24	37
Total current assets	1,037	1,028
Investment in unconsolidated entities	21	29
Deferred income taxes	13	18
Other assets, net	21	28
Intercompany loans receivable	108	17
Property, Plant and Equipment, Net	492	521
Goodwill	57	54
Other intangible assets, net	16	25
Total assets	1,765	1,720
Current liabilities
Accounts and drafts payable	238	284
Intercompany accounts payable	132	118
Debt payable within one year	74	73
Intercompany loans payable within one year	0	265
Interest payable	2	1
Income taxes payable	8	6
Accrued payroll and incentive compensation	35	33
Other current liabilities	50	66
Total current liabilities	539	846
Long-term debt	42	61
Intercompany loans payable	1,284	1,049
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	179	219
Long-term deferred income taxes	6	11
Other long-term liabilities	50	54
Total liabilities	2,100	2,240
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(334)	(518)
Noncontrolling interest	(1)	(2)
Total deficit	(335)	(520)
Total liabilities and deficit	1,765	1,720
Eliminations [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments		0
Accounts receivable, net	0	0
Intercompany accounts receivable	(286)	(256)
Intercompany loans receivable - current portion	(174)	(308)
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	(460)	(564)
Investment in unconsolidated entities	(130)	(249)
Deferred income taxes	0	0
Other assets, net	0	0
Intercompany loans receivable	(1,383)	(1,091)
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	(1,973)	(1,904)
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	(286)	(256)
Debt payable within one year	0	0
Intercompany loans payable within one year	(174)	(308)
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	(460)	(564)
Long-term debt	0	0
Intercompany loans payable	(1,383)	(1,091)
Accumulated losses of unconsolidated subsidiaries in excess of investment	(559)	(954)
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	(2,402)	(2,609)
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	429	705
Noncontrolling interest	0	0
Total deficit	429	705
Total liabilities and deficit	$ (1,973)	(1,904)
Consolidated [Member]
Current liabilities
Noncontrolling interest		(2)
Total deficit		$ (2,350)